AB Global Core Equity Portfolio

Portfolio of Investments

September 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Information Technology – 22.9%
IT Services – 3.3%
Accenture PLC - Class A	172,929	$61,126,943
Akamai Technologies, Inc.(a)	366,759	37,024,321

		98,151,264

Semiconductors & Semiconductor Equipment – 7.8%
Analog Devices, Inc.	73,683	16,959,616
Infineon Technologies AG	922,159	32,375,090
NVIDIA Corp.	963,010	116,947,934
QUALCOMM, Inc.	136,374	23,190,399
Taiwan Semiconductor Manufacturing Co., Ltd.	1,472,000	44,386,914

		233,859,953

Software – 9.7%
Dassault Systemes SE	488,276	19,394,710
Microsoft Corp.	475,331	204,534,929
Roper Technologies, Inc.	120,768	67,200,146

		291,129,785

Technology Hardware, Storage & Peripherals – 2.1%
Samsung Electronics Co., Ltd.	1,368,799	63,976,043

		687,117,045

Financials – 14.4%
Banks – 1.1%
ABN AMRO Bank NV	95,756	1,730,487
BNP Paribas SA	480,144	32,948,302

		34,678,789

Capital Markets – 11.1%
B3 SA - Brasil Bolsa Balcao	16,415,300	32,271,943
BlackRock, Inc.	20,963	19,904,578
CVC Capital Partners PLC(a) (b)	1,149,502	25,680,932
EQT AB(c)	484,994	16,648,847
Euronext NV	213,343	23,157,767
Goldman Sachs Group, Inc. (The)	182,161	90,189,733
Intermediate Capital Group PLC	1,521,382	45,431,439
Julius Baer Group Ltd.	1,323,967	79,840,418

		333,125,657

Financial Services – 2.2%
Visa, Inc. - Class A	238,314	65,524,434

		433,328,880

Health Care – 13.2%
Health Care Equipment & Supplies – 2.5%
Medtronic PLC	834,398	75,120,852

Health Care Providers & Services – 4.0%
Elevance Health, Inc.	233,962	121,660,240

Life Sciences Tools & Services – 2.1%
Thermo Fisher Scientific, Inc.	104,041	64,356,642

Pharmaceuticals – 4.6%
AstraZeneca PLC (Sponsored ADR)	455,203	35,464,866
Novo Nordisk A/S - Class B	306,426	36,345,653
Takeda Pharmaceutical Co., Ltd.	757,700	21,832,058
Zoetis, Inc.	222,118	43,397,415

		137,039,992

		398,177,726

Consumer Discretionary – 13.1%
Broadline Retail – 2.1%
Alibaba Group Holding Ltd. - Class H	570,300	7,578,593
Alibaba Group Holding Ltd. (Sponsored ADR)(c)	516,649	54,826,792

		62,405,385

Company	Shares	U.S. $ Value

Diversified Consumer Services – 1.6%
Service Corp. International/US	628,277	$49,589,904

Hotels, Restaurants & Leisure – 6.8%
Airbnb, Inc. - Class A(a)	151,246	19,179,505
InterContinental Hotels Group PLC	379,486	41,326,092
Marriott International, Inc./MD - Class A	72,980	18,142,828
Starbucks Corp.	510,429	49,761,723
Yum China Holdings, Inc.	1,720,850	77,472,667

		205,882,815

Textiles, Apparel & Luxury Goods – 2.6%
Christian Dior SE	28,889	20,925,377
NIKE, Inc. - Class B	639,046	56,491,667

		77,417,044

		395,295,148

Industrials – 10.1%
Air Freight & Logistics – 2.1%
DSV A/S	304,449	62,658,670

Building Products – 4.1%
Otis Worldwide Corp.	1,179,331	122,579,664

Commercial Services & Supplies – 0.6%
Republic Services, Inc.	86,417	17,355,990

Industrial Conglomerates – 1.2%
Siemens AG (REG)	186,552	37,740,954

Machinery – 1.5%
Deere & Co.	106,810	44,575,017

Professional Services – 0.6%
RELX PLC	392,733	18,543,408

		303,453,703

Communication Services – 7.8%
Entertainment – 2.1%
Electronic Arts, Inc.	201,039	28,837,034
Live Nation Entertainment, Inc.(a)	173,589	19,006,260
Netflix, Inc.(a)	22,469	15,936,588

		63,779,882

Interactive Media & Services – 5.7%
Alphabet, Inc. - Class C	468,246	78,286,049
Meta Platforms, Inc. - Class A	85,961	49,207,515
Rightmove PLC	2,352,614	19,447,831
Scout24 SE	281,499	24,236,459

		171,177,854

		234,957,736

Consumer Staples – 7.2%
Beverages – 7.2%
Asahi Group Holdings Ltd.	5,909,205	77,451,757
Carlsberg AS - Class B	304,142	36,216,204
Coca-Cola Co. (The)	965,760	69,399,513
Pernod Ricard SA	212,389	32,132,846

		215,200,320

Energy – 4.5%
Energy Equipment & Services – 2.0%
Schlumberger NV	1,422,603	59,678,196

Oil, Gas & Consumable Fuels – 2.5%
Chevron Corp.	199,628	29,399,216
Shell PLC	1,461,377	47,409,609

		76,808,825

		136,487,021

Company		Shares		U.S. $ Value

Materials – 4.2%
Chemicals – 1.0%
Linde PLC		64,012		$30,524,762

Containers & Packaging – 1.3%
Smurfit WestRock PLC(c)		791,483		39,115,090

Metals & Mining – 1.9%
Rio Tinto PLC		316,831		22,491,080
Teck Resources Ltd. - Class B		641,646		33,513,899

				56,004,979

				125,644,831

Real Estate – 2.1%
Real Estate Management & Development – 2.1%
CBRE Group, Inc. - Class A(a)		497,973		61,987,679

Total Common Stocks (cost $2,301,435,713)				2,991,650,089

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(d) (e) (f) (cost $9,620,524)		9,620,524		9,620,524

	Principal Amount (000)

Time Deposits – 0.1%
BBH, New York 2.00%, 10/01/2024	DKK	2,008		299,882
2.29%, 10/01/2024	SEK	2,981		293,543
6.07%, 10/01/2024	ZAR	0	*	4
Citibank, London 2.33%, 10/01/2024	EUR	272		302,316
HSBC, Hong Kong 4.15%, 10/02/2024	HKD	82		10,605
Royal Bank of Canada, London 3.91%, 10/01/2024	GBP	223		298,095
Royal Bank of Canada, Toronto 3.03%, 10/01/2024	CAD	388		287,050
SEB, Stockholm 0.15%, 10/01/2024	CHF	255		301,814
SMBC, Tokyo 0.01%, 10/01/2024	JPY	797		5,548

Total Time Deposits (cost $1,798,857)				1,798,857

Total Short-Term Investments (cost $11,419,381)				11,419,381

Total Investments – 99.9% (cost $2,312,855,094)(g)				3,003,069,470
Other assets less liabilities – 0.1%				3,697,242

Net Assets – 100.0%				$3,006,766,712

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $25,680,932 or 0.85% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Affiliated investments.

(g)

As of September 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $743,579,761 and gross unrealized depreciation of investments was $(53,365,385), resulting in net unrealized appreciation of $690,214,376.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2024 (unaudited)

60.0%	United States
6.9%	United Kingdom
4.7%	China
4.5%	Denmark
3.5%	France
3.3%	Japan
3.1%	Germany
2.7%	Switzerland
2.1%	South Korea
2.0%	Ireland
1.5%	Taiwan
1.1%	Canada
1.1%	Brazil
3.0%	Other
0.8%	Short-Term Investments
(0.3)%	Other Assets Less Liabilities

100.0%	Total Net Assets

[1]

The Fund’s country breakdown is expressed as a percentage of total net assets and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.9% or less in the following: Australia, Luxembourg, Netherlands and Sweden.

AB Global Core Equity Portfolio

September 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Information Technology	$526,984,288	$160,132,757	$-0-	$687,117,045
Financials	233,571,620	199,757,260	-0-	433,328,880
Health Care	340,000,015	58,177,711	-0-	398,177,726
Consumer Discretionary	325,465,086	69,830,062	-0-	395,295,148
Industrials	184,510,671	118,943,032	-0-	303,453,703
Communication Services	191,273,446	43,684,290	-0-	234,957,736
Consumer Staples	69,399,513	145,800,807	-0-	215,200,320
Energy	89,077,412	47,409,609	-0-	136,487,021
Materials	103,153,751	22,491,080	-0-	125,644,831
Real Estate	61,987,679	-0-	-0-	61,987,679
Short-Term Investments:
Investment Companies	9,620,524	-0-	-0-	9,620,524
Time Deposits	1,798,857	-0-	-0-	1,798,857

Total Investments in Securities	2,136,842,862	866,226,608	-0-	3,003,069,470
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$2,136,842,862	$866,226,608	$-0-	$3,003,069,470

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2024 is as follows:

Fund	Market Value 6/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,458	$124,242	$122,079	$9,621	$100
Government Money Market Portfolio*	-0-	24,480	24,480	-0-	0	**
Total				$9,621	$100

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.